Income taxes and deferred taxes (Tables)	6 Months Ended
Jun. 30, 2026
Income taxes and deferred taxes
Schedule of income taxes and deferred taxes

	For the three months ended		For the six months ended
	June 30,		June 30,
(in EUR 000)	2026	2025	2026	2025
Current tax expenses	(476)	(275)	(856)	(407)
Deferred tax income/(expense)	(1)	(3)	(12)	3
Total Income Tax Expense	(477)	(278)	(868)	(404)